FINANCE RECEIVABLES, NET (Tables)	6 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Schedule of Finance Receivables

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	September 30,	March 31,
	2025	2025
Gross receivables	$114,033	$137,617
Unearned income	(5,283)	(6,717)
Subtotal	108,750	130,900
Provision for credit loss	(11,698)	(13,247)
Finance receivables, net	97,052	117,653
Less: finance receivables, net – current	(55,328)	(70,801)
Finance receivables, net – non-current	$41,724	$46,852

Schedule of Future Minimum Lease Receivables	As of September 30, 2025, future minimum lease receivables under non-cancelable sales-type lease agreement are as follows:
Lease
Receivable
2026	$59,626
2027	40,422
2028	13,849
2029	136
Total	$114,033